Consolidated Balance Sheets (USD $)	Oct. 31, 2011	Jul. 31, 2011
Current assets
Cash and cash equivalents	$ 1,409,116	$ 2,457,693
Prepaid expenses	277,240	427,961
Other current assets	8,524	15,939
Total Current Assets	1,694,880	2,901,593
Property and equipment, net	66,812	57,298
Intangible assets, net	2,381,549	2,715,167
Total Assets	4,143,241	5,674,058
Current liabilities
Accounts payable and accrued liabilities	340,297	369,175
Accrued compensation	29,180	67,774
Accrued income taxes	3,200	1,600
Derivative liabilities	872,967	4,850,385
Acquisition obligation, current	1,379,612	1,250,000
Total Current Liabilities	2,625,256	6,538,934
Acquisition obligation, net of current portion	937,167	1,500,000
Total Liabilities	3,562,423	8,038,934
Stockholders' Equity (Deficit)
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-56,856,000 and 56,856,000 common shares as of October 31, 2011 and July 31, 2011, respectively	5,686	5,686
Additional paid-in capital	1,038,472	1,033,333
Warrants issued and outstanding - 14,696,000 and 13,696,000 units as of October 31, 2011 and July 31, 2011, respectively	660,490	431,981
Deficit accumulated during the development stage	(1,123,830)	(3,835,876)
Total Stockholders' Equity (Deficit)	580,818	(2,364,876)
Total Liabilities and Stockholders' Equity (Deficit)	$ 4,143,241	$ 5,674,058